Related Party Transactions - Summary of Related Party Carrying Value of Investments In Advances (Detail) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Debt		$ 35,000,000	$ 6,800,000
Total investments in and advances	$ 34,331,729	62,371,167	12,404,380
SSGT III OP
Related Party Transaction [Line Items]
Receivables	1,523,558	156,082	0
Total investments in and advances	10,408,718	22,320,769	0
SSGT III OP | SSGT III Mezzanine Loan
Related Party Transaction [Line Items]
Debt	5,000,000	17,500,000	0
SSGT III OP | SSGT III OP Units and SLP
Related Party Transaction [Line Items]
Equity		4,664,687	0
SSGT III OP | SSGT III OP Units and SSGT III SLP
Related Party Transaction [Line Items]
Equity	3,885,160	4,664,687
SST VI
Related Party Transaction [Line Items]
Receivables	6,681,025	1,828,990	801,233
Total investments in and advances	23,923,011	40,050,400	11,802,138
SST VI | SST VI Mezzanine Loan
Related Party Transaction [Line Items]
Debt	0	35,000,000
SST VI | SST VI OP Units and SLP [Member]
Related Party Transaction [Line Items]
Equity		3,221,410	$ 4,200,905
SST VI | SST VI Note
Related Party Transaction [Line Items]
Debt	15,000,000	0
SST VI | SST VI OP Units and SST VI SLP
Related Party Transaction [Line Items]
Equity	$ 2,241,986	$ 3,221,410